BORROWINGS	6 Months Ended
Jun. 30, 2015
BORROWINGS [Abstract]
BORROWINGS

8. BORROWINGS

The Company's bank borrowings consist of the following:

	At December 31, 2014	At June 30, 2015
Short-term	$624,871	$636,584
Long-term, current portion	29,804	17,043
Subtotal	654,675	653,627
Long-term	43,452	41,117
	$698,127	$694,744

As of December 31, 2014 and June 30, 2015, the maximum bank credit facilities granted to the Company were $842,670 and $839,980, respectively, of which, $735,786 and $729,285 were drawn down, and $106,884 and $110,695 were available as of December 31, 2014 and June 30, 2015, respectively. The available lines of credit as of June 30, 2015 are subject to annual review and renewal by the financial institutions.

As of December 31, 2014, short-term borrowings of $353,549 and long-term borrowings of $10,533 were secured by property, plant and equipment with carrying amounts of $617,468, prepaid land use right of $33,467 and accounts receivable of $12,948. As of June 30, 2015, short-term borrowings of $560,327 and long-term borrowings of $9,011 were secured by property, plant and equipment with carrying amounts of $523,320, prepaid land use right of $33,736 and accounts receivable of $10,102.

In addition, $301,774 and $292,777 of borrowings were guaranteed by personal assets of Mr. Xianshou Li, the Company's chief executive officer, and his family as of December 31, 2014 and June 30, 2015, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 5.75% and 5.71% in the years ended December 31, 2014 and six months ended June 30, 2015, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.91% and 6.94% in the year ended December 31, 2014 and six months ended June 30, 2015, respectively.

As of June 30, 2015, the Company was in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2015	$16,483
2016	1,171
2017	33,152
2018	1,270
2019 and after	6,084
$58,160

c) Interest expense

Interest expense incurred for the six months ended June 30, 2014 and 2015 was $24,776 and $22,019 respectively, of which $248 and $nil has been capitalized in the carrying value of property, plant and equipment.